Total
Buffalo Flexible Income Fund
Buffalo Flexible Income Fund
Supplement dated April 17, 2018

to the

Buffalo Funds®

Prospectus dated July 29, 2017

Buffalo Flexible Income Fund  (BUFBX)

This supplement makes the following revisions to the Summary Section of the Prospectus of the Buffalo Funds dated July 29, 2017, as previously supplemented.

Buffalo Flexible Income Fund

The Calendar Year-to-Date Return, Best Quarter and Worst Quarter performance returns for the Buffalo Flexible Income Fund are replaced with the following:

Calendar Year-to-Date Return (through June 30, 2017) = 1.65%

Best Quarter: June 30, 2009 = 14.04%

Worst Quarter: December 31, 2008 = -20.62%

Please retain this Supplement with your Prospectus for reference.